Rule 497(e)

Registration Nos. 333-210186 and 811-23147

First Trust Exchange-Traded Fund VIII

(the “Trust”)

FT Vest Fund of Nasdaq-100® Buffer ETFs

(the “Fund”)

Supplement To the Fund’s Prospectus
and Statement of Additional Information

Dated May 10, 2024

Notwithstanding anything to the contrary in the Fund’s Prospectus or Statement of Additional Information, the Fund’s name is changed to “FT Vest Laddered Nasdaq Buffer ETF”.

Please Keep this Supplement with your Fund Prospectus
and Statement of Additional Information for Future Reference